Income Taxes - Provision for Income Taxes (Detail) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Major Components Of Tax Expense Income [Line Items]
Total Current Tax Expense (Recovery)	$ 778	$ 1,403
Deferred Income Tax Expense (Recovery)	(231)	(474)
Total Tax Expense (Recovery)	547	929
Canada
Major Components Of Tax Expense Income [Line Items]
Total Current Tax Expense (Recovery)	540	1,141
United States
Major Components Of Tax Expense Income [Line Items]
Total Current Tax Expense (Recovery)	(1)	9
Asia Pacific
Major Components Of Tax Expense Income [Line Items]
Total Current Tax Expense (Recovery)	198	214
Other International
Major Components Of Tax Expense Income [Line Items]
Total Current Tax Expense (Recovery)	$ 41	$ 39